Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	[1],[2]	$ 322	$ 111
Restricted cash	[1]	165	131
Accounts receivable — trade	[1]	92	101
Inventory	[1]	39	36
Derivative instruments	[1]	2	0
Notes receivable — current	[1]	16	17
Prepayments and other current assets	[1]	20	20
Total current assets	[1]	656	416
Property, plant and equipment
Under construction		25	9
Total property, plant and equipment		6,411	6,660
Less accumulated depreciation		(951)	(782)
Property, plant and equipment, net	[1]	5,460	5,878
Other Assets
Equity investments in affiliates	[1]	1,152	797
Notes receivable — non-current	[1]	14	30
Intangible assets, net	[1]	1,286	1,362
Derivative instruments	[1]	1	0
Deferred income taxes	[1]	216	170
Other non-current assets	[1]	51	136
Total other assets	[1]	2,720	2,495
Total Assets	[1]	8,836	8,789
Current Liabilities
Current portion of long-term debt	[1]	291	264
Accounts payable	[1]	23	23
Accounts payable — affiliate	[1]	40	86
Derivative instruments	[1]	32	39
Accrued expenses and other current liabilities	[1]	86	77
Total current liabilities	[1]	472	489
Other Liabilities
Long-term debt	[1]	5,696	5,329
Due to Related Parties, Noncurrent	[1]	9	0
Derivative instruments	[1]	44	61
Other non-current liabilities	[1]	76	72
Total non-current liabilities	[1]	5,825	5,462
Total Liabilities	[1]	6,297	5,951
Stockholders' Equity
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	[1]	0	0
Common Stock, Value, Issued	[1]	1	1
Additional Paid in Capital	[1]	1,879	1,855
(Accumulated deficit) Retained earnings	[1]	(2)	12
Accumulated other comprehensive loss	[1]	(28)	(27)
Noncontrolling interest	[1]	689	997
Total Stockholders' Equity	[1]	2,539	2,838
Total Liabilities and Stockholders’ Equity	[1]	$ 8,836	$ 8,789

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.